Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill by Reportable Segment

The changes in the carrying amount of goodwill by reportable segment for the Successor period ended March 31, 2025 are as follows:

	US	Canada	Total
Balance at December 31, 2024 (Successor)	$352,288	$493,651	$845,939
Acquisitions	2,499	—	2,499
Currency adjustments	93	446	539
Balance at March 31, 2025 (Successor)	$354,880	$494,097	$848,977

The changes in the carrying amount of goodwill by reportable segment for the Successor period ended December 31, 2024, the Predecessor period ended July 29, 2024, and the Predecessor year ended December 31, 2023, are as follows:

	US	Canada	Total
Balance at December 31, 2022 (Predecessor)	$357,183	$148,218	$505,401
Additions	2,581	—	2,581
Measurement period adjustments	—	(127)	(127)
Currency adjustments	—	3,646	3,646
Balance at December 31, 2023 (Predecessor)	359,764	$151,737	$511,501
Additions	6,016	14,772	20,788
Measurement period adjustments	—	—	—
Currency adjustments	24	(6,714)	(6,690)
Balance at July 29, 2024 (Predecessor)	$365,804	$159,795	$525,599

Balance at July 30, 2024 (Successor)	$—	$—	$—
Additions(1)	352,666	516,882	869,548
Measurement period adjustments	(314)	(3,635)	(3,949)
Currency adjustments	(64)	(19,596)	(19,660)
Balance at December 31, 2024 (Successor)	$352,288	$493,651	$845,939

(1)      Amounts represent the goodwill attributable to the Acuren Acquisition